Income Taxes (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Foreign tax credits	$ 5,710	$ 4,245
Corporate interest restriction	11,393	7,176
Financing charges	17,152
Unrealized foreign exchange losses		4,488
Deferred revenue	13,071	20,729
Loss carry forwards	29,351	22,316
Employee benefits	8,282	8,374
Other	2,209	1,794
Total deferred tax assets	87,168	(69,122)
Deferred tax liabilities
Capital assets	(178,317)	(215,248)
Intangible assets	(237,269)	(240,595)
Finance charges		(9,380)
Unrealized foreign exchange gains	(7,932)
Total deferred tax liabilities	(423,518)	(465,223)
Deferred tax liabilities, net	$ (336,350)	$ (396,101)